10-K Intangible assets, net and Goodwill - Schedule of remaining weighted average amortization period (Details)	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Weighted average amortization period	11 years 7 months 9 days	11 years 9 months 25 days
Licenses and service agreements
Intangible Asset, Finite-Lived [Line Items]
Weighted average amortization period	11 years 10 months 6 days	11 years 11 months 26 days
Trade names
Intangible Asset, Finite-Lived [Line Items]
Weighted average amortization period	11 years 3 months 25 days	11 years 6 months 10 days
Non-compete agreements
Intangible Asset, Finite-Lived [Line Items]
Weighted average amortization period	5 years 2 months 23 days	5 years 5 months 12 days
Internal-use software
Intangible Asset, Finite-Lived [Line Items]
Weighted average amortization period	3 years 9 months 14 days	4 years 9 months 7 days
Intellectual property and know-how
Intangible Asset, Finite-Lived [Line Items]
Weighted average amortization period	2 years 9 months	3 years 10 days
Customer relationships
Intangible Asset, Finite-Lived [Line Items]
Weighted average amortization period	2 years	2 years 3 months